Intangible Assets - Summary of Carrying Amount of Intangible Assets with Indefinite Useful Lives (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 45,874	$ 44,789	[1]
Intangible assets with indefinite useful lives [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	43,595	42,272
Intangible assets with indefinite useful lives [member] | United States [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	21,960	21,570
Intangible assets with indefinite useful lives [member] | Colombia [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,820	3,803
Intangible assets with indefinite useful lives [member] | South Africa [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,899	3,518
Intangible assets with indefinite useful lives [member] | Mexico [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,058	2,920
Intangible assets with indefinite useful lives [member] | Peru [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	2,825	2,731
Intangible assets with indefinite useful lives [member] | Australia [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	2,773	2,373
Intangible assets with indefinite useful lives [member] | South Korea [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	1,058	938
Intangible assets with indefinite useful lives [member] | Ecuador [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	595	604
Intangible assets with indefinite useful lives [member] | China [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	403	373
Intangible assets with indefinite useful lives [member] | Dominican Republic [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	353	366
Intangible assets with indefinite useful lives [member] | Rest of Africa [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	1,353	1,364
Intangible assets with indefinite useful lives [member] | Other countries [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 1,498	$ 1,712

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).